Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.93%♦
Basic Industry — 8.04%
Arconic †	70,300	$ 1,801,086
Ashland Global Holdings	15,700	1,545,037
Avient	37,700	1,809,600
Berry Global Group †	59,300	3,437,028
HB Fuller	32,500	2,147,275
Huntsman	80,800	3,030,808
Louisiana-Pacific	75,500	4,690,060
Summit Materials Class A †	43,100	1,338,686
		19,799,580
Consumer Discretionary — 9.89%
Acushnet Holdings	28,500	1,147,410
Adient †	49,100	2,001,807
Barnes Group	42,900	1,724,151
Cable One	800	1,171,392
Choice Hotels International	10,300	1,460,128
Cracker Barrel Old Country Store	13,900	1,650,347
Denny's †	44,100	631,071
Group 1 Automotive	11,700	1,963,611
KB Home	49,300	1,596,334
Meritage Homes †	22,600	1,790,598
Nexstar Media Group Class A	10,400	1,960,192
PROG Holdings †	25,403	730,844
Steven Madden	35,700	1,379,448
Texas Roadhouse	16,950	1,419,224
UniFirst	12,200	2,248,216
Wolverine World Wide	66,513	1,500,533
		24,375,306
Consumer Staples — 3.13%
J & J Snack Foods	13,900	2,155,890
Performance Food Group †	45,016	2,291,765
Scotts Miracle-Gro	8,100	995,976
Spectrum Brands Holdings	25,500	2,262,360
		7,705,991
Energy — 8.70%
CNX Resources †	192,000	3,978,240
Delek US Holdings †	53,500	1,135,270
Devon Energy	64,023	3,785,680
Dril-Quip †	24,100	900,135
Helix Energy Solutions Group †	149,300	713,654
Magnolia Oil & Gas Class A	149,300	3,530,945
Matador Resources	9,138	484,131
Murphy Oil	66,900	2,702,091
Patterson-UTI Energy	174,000	2,693,520
Renewable Energy Group †	24,775	1,502,604
		21,426,270
Financial Services — 28.28%
American Equity Investment Life Holding	97,500	3,891,225
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financial Services (continued)
Bank of NT Butterfield & Son	41,600	$ 1,492,608
East West Bancorp	85,000	6,716,700
Essent Group	43,100	1,776,151
First Financial Bancorp	96,000	2,212,800
First Interstate BancSystem Class A	82,685	3,040,327
FNB	303,500	3,778,575
Hancock Whitney	98,750	5,149,813
Hanover Insurance Group	23,300	3,483,816
Hope Bancorp	47,593	765,295
Kemper	23,800	1,345,652
Metropolitan Bank Holding †	2,823	287,297
NBT Bancorp	6,143	221,947
Prosperity Bancshares	15,590	1,081,634
S&T Bancorp	29,143	862,050
Sandy Spring Bancorp	29,500	1,325,140
Selective Insurance Group	41,600	3,717,376
Stewart Information Services	24,700	1,497,067
Stifel Financial	79,450	5,394,655
Synovus Financial	65,700	3,219,300
Umpqua Holdings	194,000	3,658,840
Valley National Bancorp	253,600	3,301,872
Webster Financial	119,899	6,728,732
Western Alliance Bancorp	56,950	4,716,599
		69,665,471
Healthcare — 4.08%
Avanos Medical †	39,300	1,316,550
Integer Holdings †	26,300	2,118,991
Integra LifeSciences Holdings †	36,000	2,313,360
NuVasive †	23,300	1,321,110
Select Medical Holdings	55,000	1,319,450
Service Corp. International	25,450	1,675,119
		10,064,580
Industrials — 12.12%
Altra Industrial Motion	55,800	2,172,294
Atkore †	37,800	3,721,032
CACI International Class A †	5,000	1,506,300
Deluxe	17,900	541,296
H&E Equipment Services	31,700	1,379,584
ITT	47,729	3,589,698
KBR	44,032	2,409,872
MasTec †	58,090	5,059,639
Primoris Services	52,050	1,239,831
Regal Rexnord	12,108	1,801,428
WESCO International †	34,700	4,515,858
Zurn Water Solutions	54,000	1,911,600
		29,848,432
NQ-FL5 [3/22] 5/22 (2218537)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
	Number of shares	Value (US $)
Common Stocks♦ (continued)
REITs — 8.74%
Brandywine Realty Trust	157,000	$ 2,219,980
Independence Realty Trust	49,800	1,316,712
Kite Realty Group Trust	101,705	2,315,823
Life Storage	18,450	2,590,933
LXP Industrial Trust	157,400	2,471,180
National Health Investors	34,100	2,012,241
Outfront Media	113,200	3,218,276
RPT Realty	99,900	1,375,623
Spirit Realty Capital	61,700	2,839,434
Summit Hotel Properties †	116,900	1,164,324
		21,524,526
Technology — 10.41%
Cirrus Logic †	25,000	2,119,750
Concentrix	11,000	1,832,160
Diodes †	18,700	1,626,713
Flex †	172,209	3,194,477
NCR †	41,388	1,663,384
NetScout Systems †	44,600	1,430,768
Power Integrations	13,900	1,288,252
TD SYNNEX	16,000	1,651,360
Teradyne	16,500	1,950,795
Tower Semiconductor †	79,900	3,867,160
TTM Technologies †	150,800	2,234,856
Viavi Solutions †	130,000	2,090,400
Vishay Intertechnology	35,500	695,800
		25,645,875
Transportation — 2.10%
Kirby †	26,500	1,913,035
Saia †	4,200	1,024,044
Werner Enterprises	54,300	2,226,300
		5,163,379
Utilities — 3.44%
ALLETE	29,800	1,996,004
Black Hills	31,474	2,424,127
South Jersey Industries	60,100	2,076,455
Southwest Gas Holdings	25,400	1,988,566
		8,485,152
Total Common Stocks (cost $183,007,013)		243,704,562

	Number of shares	Value (US $)

Short-Term Investments — 0.74%
Money Market Mutual Funds — 0.74%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	456,218	$ 456,218
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	456,219	456,219
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	456,219	456,219
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	456,219	456,219
Total Short-Term Investments (cost $1,824,875)		1,824,875

Total Value of Securities—99.67% (cost $184,831,888)		245,529,437
Receivables and Other Assets Net of Liabilities—0.33%		810,329
Net Assets Applicable to 6,981,142 Shares Outstanding—100.00%		$246,339,766
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-FL5 [3/22] 5/22 (2218537)